Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2020
Computer software	$932	$(524)	$408
Land, transmission and water rights	898	(142)	756
Other	114	(64)	50
Assets under construction	77	—	77
	$2,021	$(730)	$1,291

2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

Included in the cost of land, transmission and water rights as at December 31, 2020 was $136 million (2019 - $133 million) not subject to amortization. Amortization expense was $131 million for 2020 (2019 - $125 million). Amortization is estimated to average approximately $81 million for each of the next five years.